Issued Debt Instruments and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Issued Debt Instruments and Other Financial Liabilities [Abstract]
Schedule of composition of issued debt instruments and other financial liabilities

As of December 31, 2019 and 2018, composition of this item is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$

Other financial liabilities
Obligations to public sector	9,198	32,449
Other domestic obligations	204,705	175,210
Foreign obligations	12,455	7,741
Subtotals	226,358	215,400
Issued debt instruments
Mortgage finance bonds	18,502	25,490
Senior bonds	8,574,213	7,198,865
Mortgage bond	89,924	94,921
Subordinated bonds	818,084	795,957
Subtotals	9,500,723	8,115,233

Total	9,727,081	8,330,633

Schedule of debts classified

The Bank's debts, both current and non-current, are summarized below:

	As of December 31, 2019
	Current	Non-current	Total
	MCh$	MCh$	MCh$

Mortgage finance bonds	6,013	12,489	18,502
Senior bonds	2,078,202	6,496,011	8,574,213
Mortgage bond	5,137	84,787	89,924
Subordinated bonds	-	818,084	818,084
Issued debt instruments	2,089,352	7,411,371	9,500,723

Other financial liabilities	226,033	325	226,358

Total	2,315,385	7,411,696	9,727,081

	As of December 31, 2018
	Current	Non-current	Total
	MCh$	MCh$	MCh$

Mortgage finance bonds	6,830	18,660	25,490
Senior bonds	844,898	6,353,967	7,198,865
Mortgage bond	4,833	90,088	94,921
Subordinated bonds	1	795,956	795,957
Issued debt instruments	856,562	7,258,671	8,115,233

Other financial liabilities	205,871	9,529	215,400

Total	1,062,433	7,268,200	8,330,633

Schedule of mortgage finance bonds

	As of December 31,
	2019	2018
	MCh$	MCh$

Due within 1 year	6,013	6,830
Due after 1 year but within 2 years	4,944	5,946
Due after 2 year but within 3 years	3,928	5,034
Due after 3 year but within 4 years	2,442	3,997
Due after 4 year but within 5 years	1,005	2,480
Due after 5 years	170	1,203
Total mortgage bonds	18,502	25,490

Schedule of senior bonds by currency

The following table shows senior bonds by currency:

	As of December 31,
	2019	2018
	MCh$	MCh$

Santander bonds in UF	4,814,604	4,095,741
Santander bonds in USD	1,649,238	1,094,267
Santander bonds in CHF	499,485	386,979
Santander bonds in Ch$	1,242,633	1,291,900
Santander bonds in AUD	124,748	24,954
Current bonds in JPY	77,797	191,598
Santander bonds in EUR	165,708	113,426
Total senior bonds	8,574,213	7,198,865

Schedule of placement of senior bonds

In 2019, the Bank issued bonds for UF 29,678,000; CLP 115,000,000,000; EUR 30,000,000; AUD 160,000,000 and CHF 250,000,000 detailed as follows:

Series	Currency	Amount	Term	Issuance rate	Series approval date	Series maximum amount	Maturity date
T7	UF	5,000,000	4	2,50%	02-01-2016	5,000,000	02-01-2023
T8	UF	5,678,000	4 y 6	2,55%	02-01-2016	5,678,000	08-01-2023
T14	UF	9,000,000	8	2,80%	02-01-2016	18,000,000	02-01-2027
T6	UF	5,000,000	10	1,70%	11-01-2018	5,000,000	05-01-2029
T10	UF	5,000,000	5 y 4	2,60%	02-01-2016	5,000,000	08-01-2024
Total	UF	29,678,000				38,678,000
U9	CLP	75,000,000,000	2 y 8	ICP + 0,80% yearly	11-01-2018	75,000,000,000	11-19-2021
P-5	CLP	75,000,000,000	2 y 7	5,3% yearly	03-01-2015	150,000,000,000	03-01-2022
Total	CLP	150,000,000,000				225,000,000,000
EUR	EUR	30,000,000	7	1,10%	02-01-2019	40,000,000	02-07-2026
EUR	EUR	25,000,000	5	1,25%	11-26-2019	25,000,000	11-26-2034
Total	EUR	55,000,000				65,000,000
AUD	AUD	22,000,000	15	3,66% yearly	05-20-2019	22,000,000	05-20-2034
AUD	AUD	20,000,000	5	1,13% yearly	07-11-2019	20,000,000	07-11-2024
AUD	AUD	28,000,000	5	1,13% yearly	07-17-2019	28,000,000	07-17-2024
AUD	AUD	15,000,000	5	1,13% yearly	07-17-2019	15,000,000	07-17-2024
AUD	AUD	75,000,000	20	3,05% yearly	08-30-2019	75,000,000	02-28-2039
AUD	AUD	12,000,000	5	3,16% yearly	11-12-2019	12,000,000	11-20-2034
AUD	AUD	13,000,000	5	2,91% yearly	11-21-2019	13,000,000	11-27-2034
Total		185,000,000				185,000,000
CHF	CHF	150,000,000	5 y 6	0,38% yearly	03-12-2019	150,000,000	09-27-2024
CHF	CHF	100,000,000	10	0,14% yearly	08-29-2019	100,000,000	08-29-2029
Total	CHF	250,000,000				250,000,000

Schedule of partial repurchase

During 2019, the Bank performed a partial repurchase of the following bonds:

Date	Type	Currency	Amount
02-12-2019	Senior	CLP	10,000,000,000
02-14-2019	Senior	CLP	30,000,000,000
02-19-2019	Senior	CLP	4,200,000,000
02-22-2019	Senior	CLP	14,240,000,000
02-22-2019	Senior	CLP	30,000,000
02-22-2019	Senior	CLP	10,000,000
03-01-2019	Senior	CLP	11,800,000,000
03-04-2019	Senior	CLP	40,080,000,000
03-05-2019	Senior	CLP	20,000,000,000
03-15-2019	Senior	UF	156,000
03-19-2019	Senior	UF	418,000
03-20-2019	Senior	CLP	6,710,000,000
03-20-2019	Senior	UF	154,000
03-21-2019	Senior	UF	100,000
03-25-2019	Senior	UF	100,000
03-26-2019	Senior	UF	90,000
04-08-2019	Senior	CLP	3,950,000,000
04-10-2019	Senior	UF	409,000
04-16-2019	Senior	UF	55,000
04-17-2019	Senior	CLP	130,000,000
04-18-2019	Senior	CLP	330,000,000
05-16-2019	Senior	CLP	14,880,000,000
05-16-2019	Senior	UF	9,000
06-13-2019	Senior	UF	1,000
10-01-2019	Senior	CLP	10,960,000,000
10-02-2019	Senior	CLP	100,000,000
10-04-2019	Senior	CLP	60,000,000
11-05-2019	Senior	CLP	15,220,000,000
11-07-2019	Senior	CLP	3,620,000,000
11-13-2019	Senior	CLP	5,320,000,000
11-14-2019	Senior	UF	2,977,000
11-28-2019	Senior	UF	340,000
12-02-2019	Senior	UF	105,000

Schedule of bank issued bonds

In 2018, the Bank issued bonds for UF 23,000,000; CLP 225,000,000,000; USD 70,000,000, EUR 66,000,000, AUD 20,000,000; CHF 115,000,000 and JPY 7,000,000,000, detailed as follows:

Series	Currency	Amount	Term	Issuance rate	Series approval date	Series maximum amount	Maturity date
T1	UF	4,000,000	2	2,20%	02-01-2016	7,000,000	02-01-2020
T4	UF	4,000,000	3	2,35%	02-01-2016	8,000,000	08-01-2021
T11	UF	5,000,000	7	2,65%	02-01-2016	5,000,000	02-01-2025
T12	UF	5,000,000	7	2,70%	02-01-2016	5,000,000	08-01-2025
T15	UF	5,000,000	11	3,00%	02-01-2016	5,000,000	08-01-2028
Total	UF	23,000,000				30,000,000
P5	CLP	75,000,000,000	4	5,30%	03-05-2015	150,000,000,000	03-01-2022
U4	CLP	75,000,000,000	3 y 4	ICP + 1,00%	01-10-2017	75,000,000,000	01-10-2022
U3	CLP	75,000,000,000	2 y 7	ICP + 1,00%	06-11-2018	75,000,000,000	06-11-2021
Total	CLP	225,000,000,000				300,000,000,000
USD	USD	50,000,000	10	4,17%	10-10-2018	50,000,000	10-10-2028
USD	USD	20,000,000	2	0,03%	11-16-2018	20,000,000	11-16-2020
Total	USD	70,000,000				70,000,000
EUR	EUR	26,000,000	7	1,00%	05-04-2018	26,000,000	05-28-2025
EUR	EUR	40,000,000	12	1,78%	06-07-2018	40,000,000	06-15-2030
Total	EUR	66,000,000				66,000,000
AUD	AUD	20,000,000	5	3,56%	11-13-2018	20,000,000	11-13-2023
Total	AUD	20,000,000				20,000,000
CHF	CHF	115,000,000	5 y 3	0,44%	09-21-2018	115,000,000	12-21-2023
Total	CHF	115,000,000				115,000,000
JPY	JPY	4,000,000,000	10 y 6	0,65%	07-13-2018	4,000,000,000	01-13-2029
JPY	JPY	3,000,000,000	5	0.56%	10-30-2018	3,000,000,000	10-30-2023
Total	JPY	7,000,000,000				7,000,000,000

Schedule of bank performed a partial repurchase

During 2018, the Bank performed a partial repurchase of the following bond:

Date	Type	Currency	Amount
01-04-2018	Senior	CLP	12,890,000,000
01-04-2018	Senior	CLP	4,600,000,000
01-22-2018	Senior	UF	24,000
04-05-2018	Senior	UF	484,000
04-06-2018	Senior	UF	184,000
04-23-2018	Senior	UF	216,000
04-24-2018	Senior	UF	4,000
04-25-2018	Senior	UF	262,000
05-10-2018	Senior	UF	800,000
06-07-2018	Senior	USD	3,090,000
12-11-2018	Senior	USD	250,000,000

Schedule of maturities of senior bonds
The maturities of senior bonds are as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$

Due within 1 year	2,078,202	844,898
Due after 1 year but within 2 years	1,147,825	1,331,255
Due after 2 year but within 3 years	1,221,393	1,073,847
Due after 3 year but within 4 years	742,238	1,104,547
Due after 4 year but within 5 years	1,278,746	421,918
Due after 5 years	2,105,809	2,422,400
Total senior bonds	8,574,213	7,198,865

Schedule of mortgage bonds per currency	Detail of mortgage bonds per currency is as follows:
	As of December 31,
	2019	2018
	MCh$	MCh$

Mortgage bonds in UF	89,924	94,921
Total mortgage bonds	89,924	94,921

Schedule of maturities of mortgage bond
The maturities of Mortgage bonds are as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$

Due within 1 year	5,137	4,833
Due after 1 year but within 2 years	8,248	7,758
Due after 2 year but within 3 years	8,514	8,008
Due after 3 year but within 4 years	8,788	8,267
Due after 4 year but within 5 years	9,072	8,534
Due after 5 years	50,165	57,521
Total Mortgage bonds	89,924	94,921

Schedule of subordinated bonds

Detail of the subordinated bonds per currency is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$

Subordinated bonds denominated in CLP	-	1
Subordinated bonds denominated in UF	818,084	795,956
Total subordinated bonds	818,084	795,957

Schedule of maturities of subordinated bonds

During 2019 and 2018, the Bank has not placed any subordinated bonds. The maturities of subordinated bonds, are as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$

Due within 1 year	-	1
Due after 1 year but within 2 years	-	-
Due after 2 year but within 3 years	-	-
Due after 3 year but within 4 years	-	-
Due after 4 year but within 5 years	-	-
Due after 5 years	818,084	795,956
Total subordinated bonds	818,084	795,957

Schedule of other financial liabilities

The composition of other financial obligations, by maturity, is detailed below:

	As of December 31,
	2019	2018
	MCh$	MCh$

Non-current portion:
Due after 1 year but within 2 years	41	9,221
Due after 2 year but within 3 years	44	40
Due after 3 year but within 4 years	48	44
Due after 4 year but within 5 years	53	48
Due after 5 years	132	176
Non-current portion subtotal	318	9,529

Current portion:
Amounts due to credit card operators	151,984	172,425
Acceptance of letters of credit	5,709	2,894
Other long-term financial obligations, short-term portion	68,347	30,552
Current portion subtotal	226,040	205,871

Total other financial liabilities	226,358	215,400